Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 6,208,000	$ 8,531,000	$ 7,461,000
Accounts receivable, net	4,883,000	3,641,000	3,541,000
Prepaid expenses and other current assets	699,000	532,000	444,000
Deferred tax asset	633,000	633,000	49,000
Current assets held for disposition from discontinued retail operations	425,000	503,000	173,000
Total current assets	12,848,000	13,840,000	11,668,000
Property and Equipment:
Property and equipment, net	834,000	833,000	979,000
Other Assets:
Trademarks and other intangibles, net	97,536,000	97,679,000	45,308,000
Goodwill	12,371,000	12,371,000	12,371,000
Deferred finance costs, net	595,000	624,000	199,000
Other assets	274,000	271,000	334,000
Long-term assets held for disposition from discontinued retail operations	0	123,000	184,000
Total non-current other assets	110,776,000	111,068,000	58,396,000
Total Assets	124,458,000	125,741,000	71,043,000
Current Liabilities:
Accounts payable and accrued expenses	2,858,000	3,339,000	1,238,000
Deferred revenue	264,000	256,000	491,000
Installment obligations in connection with the acquisition of the Ripka Brand	1,290,000	2,190,000	0
Other current liabilities	104,000	190,000	66,000
Current portion of long-term debt	6,615,000	5,650,000	565,000
Current portion of long-term debt, contingent obligations	5,766,000	5,766,000	0
Current liabilities held for disposition from discontinued retail operations	261,000	218,000	51,000
Total current liabilities	17,158,000	17,609,000	2,411,000
Long-Term Liabilities:
Long-term debt, less current portion	36,044,000	39,648,000	24,161,000
Deferred tax liabilities	7,714,000	8,082,000	9,037,000
Other long-term liabilities	208,000	178,000	57,000
Total long-term liabilities	43,966,000	47,908,000	33,255,000
Total Liabilities	$ 61,124,000	$ 65,517,000	$ 35,666,000
Commitments and Contingencies
Stockholders' Equity:
Preferred stock value	$ 0	$ 0	$ 0
Common stock value	14,000	14,000	10,000
Paid-in capital	60,159,000	56,718,000	30,843,000
Retained earnings	3,161,000	3,492,000	4,524,000
Total Stockholders' Equity	63,334,000	60,224,000	35,377,000
Total Liabilities and Stockholders' Equity	$ 124,458,000	$ 125,741,000	$ 71,043,000